INTANGIBLE ASSETS AND GOODWILL (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 129	$ 274	$ 946	$ 1,097
Goodwill impairment charge			1,062
Intangible asset impairment			2,788
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset impairment			$ 2,788	$ 964
Weighted average remaining useful life	2 years		2 years	3 years
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life			3 years